Finance costs and finance income - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income:
Interest on tax claims, note 30	$ 16,580	$ 263	$ 0
Interest of the liability related to the tax claim, note 7 (c.2), note 30(d)	11,906	0	0
Interest on time deposits	18,867	9,998	7,795
Finance update of other account receivable	623	599	269
Interests on third party loans	7	662	800
Interest on loans to related parties, note 31(a)	7	21	23
Other finance income	356	985	170
Total finance revenues	48,346	12,528	9,057
Finance costs:
Interest related to senior notes	46,937	30,250	30,250
Fair value variation of the financial liability of the contingent consideration liability	11,076	6,657	4,709
Accretion expense for mine closure and exploration projects, note 14(b)	10,851	8,081	11,838
Interest on borrowings and loans	3,494	7,276	9,044
Derecognition of issuance cost of bond Senior Notes 5.50%, note 15(c)	3,289	0	0
Bonds non-domiciled interest	2,311	1,902	0
Accrual of costs for bond issuance, note 15(g)	2,062	2,122	2,082
Interest related to payments to the tax administration, note 30(d)	1,694	3,003	0
Accretion expense for leases related to right-in-use assets, note 15(g)	667	623	266
Structuring costs related to credit lines	175	2,062	0
Interest related to the liability resulting from the tax claim of the years 2009-2010	0	0	58,454
Amortized cost of financial obligations, note 15(g)	0	700	155
Update of the present value of accounts receivable from Howden Holdco Per	0	0	1,956
Other finance costs	4,573	2,721	500
Total finance costs	$ 87,129	$ 65,397	$ 119,254